Fair Value of Financial Instruments - Schedule of Activity Related to the Embedded Conversion Options (Details) - Embedded Derivative Financial Instruments [Member] - Derivative Financial Instruments, Liabilities [Member]
6 Months Ended
Jun. 30, 2026 USD ($)
Derivative liability as of December 31, 2025	$ 407,366
Value of derivative upon issuance of White Lion Notes	1,129,180
Value of derivative settled upon conversion of notes	(257,415)
Change in fair value of derivative liability	89,816
Derivative liability as of June 30, 2026	$ 1,368,947